VARIABLE INTEREST ENTITIES - Carrying Amounts of Consolidated VIE Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Total Assets	$ 919,617	$ 859,731
Liabilities
Total Liabilities	938,718	852,595
Variable Interest Entity
Assets:
Restricted cash	12,840	6,871
Loans receivable less allowance for loan losses	136,187	167,706
Total Assets	149,027	174,577
Liabilities
Accounts payable and accrued liabilities	4,980	12
Deferred revenue	40	0
Accrued interest	831	1,266
Long-term debt	107,479	120,402
Total Liabilities	$ 113,330	$ 121,680